Other Gains and Charges (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010	Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Restaurant impairment charges	$ 800,000		$ 1,100,000		$ 4,600,000		$ 20,600,000		$ 1,937,000	$ 19,789,000	$ 10,517,000
Restaurant closure charges									4,515,000	13,409,000	59,362,000
Long-lived asset impairments										5,400,000
Number of underperforming restaurants											37
Goodwill impairment charge									0	0	7,713,000
Lease termination charges	1,000,000		800,000	1,200,000		4,000,000		2,200,000		4,000,000
Lease termination charges, prior years									3,000,000	2,400,000
Severance and other benefits		1,000,000	900,000	2,800,000					5,034,000	1,887,000	5,496,000
Domestic [Member]
Long-lived asset impairments											35,200,000
Number of underperforming restaurants										9
Lease termination charges, prior years											5,200,000
Charges related to write-off of other assets and liabilities											1,200,000
International [Member]
Long-lived asset impairments											5,600,000
Number of underperforming restaurants											8
Goodwill impairment charge											7,700,000
Lease termination charges, prior years											6,200,000
Foreign currency translation losses in disposal											$ 2,100,000